S000066303 [Member] Investment Strategy - DoubleLine Income Fund	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing in a portfolio of income-producing instruments of varying characteristics selected by the Adviser for their potential to provide a high level of current income, capital appreciation or both.
The Fund will also seek to construct a portfolio that provides yield and duration characteristics that are attractive relative to those offered by a portfolio of corporate debt instruments by investing principally in a combination of mortgage-backed securities, other asset-backed securities, and collateralized loan obligations (“CLOs”).
The Fund expects normally to invest in a combination of investment grade, below investment grade and unrated debt instruments. The Fund may invest in securities of any credit quality and may invest without limit in securities rated below investment grade (securities rated Ba1 or below by Moody’s Investors Service, Inc. and BB+ or below by S&P Global Ratings and Fitch Ratings, Inc.) and unrated securities, including those judged by the Adviser to be of below investment grade quality. High yield corporate bonds and certain other fixed income instruments in which the Fund may invest are commonly known as “junk bonds.” Such “junk bonds” also may be considered to possess some speculative characteristics. Mortgage-backed securities in which the Fund may invest include, without limitation: mortgage-related securities of any maturity or type, including residential or commercial mortgage-backed securities, those guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, and privately issued mortgage-backed securities; pass-through securities, including government, private, and multiclass pass-through securities; stripped mortgage securities (interest-only and principal-only securities); inverse floaters; commercial real estate CLOs; Real Estate Mortgage Investment Conduits (“REMICs”) and Re‑REMICs (which are REMICs that have been re‑securitized); and those backed by collateral such as non‑performing and/or re‑performing loans, non‑qualifying mortgage loans, and single asset, single borrower loans.
The other asset-backed securities in which the Fund will invest include, without limitation: obligations backed or supported by leases of various types, including leases of real, personal and other property (including those relating to aircrafts, containers, railroads, telecommunication, energy, and/or other infrastructure assets and infrastructure-related assets); securities backed by receivables from credit card agreements and automobile finance agreements; home equity sharing agreements; student loans; consumer loans; home equity loans; mobile home loans; boat loans; loans of any type that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans); income from other non‑mortgage‑related income streams, such as income from business and small business loans, project finance loans, renewable energy projects, personal financial assets, timeshare receivables and franchise rights; and CLOs, including CLOs backed by any of the previously mentioned assets or instruments, such as CLOs backed by covenant-lite loans.
In pursuing its investment objective, the Fund may also invest directly in residential or commercial real estate loans, individually or in pools of loans, which loans may include senior mortgage loans and mezzanine loans, second lien loans or other types of subordinated loans, any of which may be covenant-lite.
In selecting among available residential or commercial mortgage-backed securities, the Fund expects to consider, among other things, available yield, duration characteristics, collateral quality, level of correlation to other risk assets, supply/demand technicals, and sponsor quality. With respect to asset-backed securities, the Fund also expects to seek diversified opportunities with varying risk/return profiles across different sectors of that market. The Fund will seek CLOs that offer, among other characteristics, attractive yields, diversification within the underlying pool of loans, and quality management. The Fund may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including subordinated or residual tranches and the equity or “first loss” tranche.
The Adviser has broad discretion to manage the Fund’s portfolio duration; however, the Adviser expects normally to construct an investment portfolio with a dollar-weighted average effective duration similar to, or shorter than, that of its benchmark index, the Bloomberg U.S. Aggregate Bond Index, which was 6.06 years as of June 30, 2025. The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. The Adviser seeks to manage the Fund’s duration based on the Adviser’s view of, among other things, future interest rates and market conditions. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage prepayment rates as determined by the Adviser. The Fund may invest in individual securities of any maturity or duration. The effective duration of the Fund’s investment portfolio may vary significantly from time to time and may be negative at certain times, and there is no assurance that the effective duration of the Fund’s investment portfolio will remain within the targeted range described above.
Although the Fund will normally invest principally in mortgage-backed securities, other asset-backed securities and CLOs, the Fund may invest in other debt instruments of any kind. The Adviser expects to allocate and re‑allocate the Fund’s assets among income-producing investments with varying characteristics in response to changing market, financial, economic, and other conditions in an attempt to construct a portfolio that maximizes total return. In addition to the instruments described above, the Fund’s principal investments may include, without limitation, (i) U.S. Treasury obligations, (ii) bank loans, (iii) other securities or other income-producing instruments issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored corporations (including inflation-protected securities); (iv) collateralized debt obligations (“CDOs”); (v) pass through certificates or other participation rights with respect to warehouse lending facilities; (vi) municipal securities and other debt obligations issued by states, local governments, and government-sponsored entities, including their agencies, authorities, and instrumentalities; (vii) inflation-indexed bonds; (viii) real estate investment trust (“REIT”) securities (equity, preferred or debt); (ix) distressed and defaulted securities; (x) payment‑in‑kind bonds; (xi) zero‑coupon bonds; (xii) corporate bonds and other corporate obligations, including high yield debt; (xiii) custodial receipts; (xiv) short-term, high quality investments, including, for example, cash equivalents, commercial paper, bankers’ acceptances, certificates of deposit, bank time deposits, repurchase agreements, and investments in money market mutual funds or similar pooled investments; and (xv) other instruments bearing fixed, floating, or variable interest rates of any maturity. The allocation of the Fund’s assets to different sectors and issuers will change over time, sometimes rapidly, and the Fund may invest without limit in a single sector or a small number of sectors of the fixed income universe.
The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may use derivatives transactions with the effect of creating investment leverage. The Adviser may seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the use of derivatives and other instruments (including, among others, inverse floaters, futures contracts, U.S. Treasury swaps, interest rate swaps, total return swaps and options, including options on swap agreements). The Fund may incur costs in implementing hedging or duration management strategies, and there can be no assurance that the Fund will engage in hedging or duration management strategies or that any hedging or duration management strategy employed by the Fund will be successful.